[LOGO]

THE HARTFORD

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:         See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.

The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-3991

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Specialist

Exhibit A

HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I (Registrant):

33-19947	HV-1009 - Group Variable Annuity Contracts

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO (Registrant):

33-19949	HV-1009 — Group Variable Annuity Contracts

33-59541	HV-2025 - Group Variable Annuity Contracts for Section 403(b) or 408 Plans

33-19946	HV-1524 - Group Variable Annuity Contracts (Gardner & White) Issued with Respect to DC-1 and DC-II

33-19943	HV-1531 - NQ Variable Account

33-19948	HV-1008 - Variable Account QP